Basis of preparation (Policies)	9 Months Ended
Sep. 30, 2021
Basis of preparation
Basis of preparation

The interim condensed consolidated financial statements for the nine months ended September 30, 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as at December 31, 2020 and 2019 and for the three years ended December 31, 2020. The interim condensed consolidated financial statements were authorized by the Management Board for presentation to the Supervisory Board on December 16, 2021. The Group’s interim condensed consolidated financial statements are presented in Euros (“EUR”). Unless otherwise stated, amounts are rounded to thousands of Euros, except per share amounts.

New standards, interpretations and amendments adopted by the Group

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2020. The new and amended standards and interpretations applied for the first time as of January 1, 2021, as disclosed in the notes to the consolidated financial statements as at December 31, 2020, had no impact on the interim condensed consolidated financial statements of the Group as of and for the nine months ended September 30, 2021. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Impact of COVID-19

Impact of COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 as a pandemic, which continues to spread throughout the United States, the European Union and around the world. In response, the Group began development of CVnCoV, its mRNA-based COVID-19 vaccine candidate, for which it initiated a Phase 1 clinical trial in healthy volunteers in June 2020, a Phase 2a clinical trial in older adults in September 2020 and a Phase 2b/3 clinical trial in December 2020. The connection with the CVnCoV development, the Group signed agreements providing for government grants and for future supply of vaccine. Additionally, in the first half of 2021, the Group signed agreements to expand its existing manufacturing capacities at its headquarters in Tuebingen, thereby allowing for broad-scale manufacturing of CVnCoV and other mRNA-based vaccines, and to collaborate with pharmaceutical partners to develop and manufacture vaccines against SARS-CoV-2 variants. In February 2021, the Group announced initiation of a rolling submission with the European Medicines Agency (EMA) for CVnCoV and was in late-stage clinical testing. In April 2021, CureVac initiated a rolling submission to Swissmedic, the Swiss regulator for therapeutic products including vaccines, of CVnCoV for use in Switzerland.

In June 2021, the Group reported the final analysis for its Phase 2b/3 HERALD study in which CVnCoV demonstrated an overall vaccine efficacy of 48% against COVID-19 disease of any severity.

Later in 2021, the European Medicines Agency (EMA) informed the Company that it would not start reviewing the file before 2022. As a result, CureVac estimated that the earliest possible approval of CVnCoV would come in the second quarter of 2022. By this time, CureVac and GSK expect candidates from the second-generation vaccine program will be progressing through clinical development. On October 12, 2021, CureVac announced the strategic decision to focus its COVID-19 vaccine program on the development of second-generation mRNA vaccine candidates in collaboration with GSK and to withdraw its first-generation COVID-19 vaccine candidate, CVnCoV, from the approval process with the EMA. The decision is aligned with the evolving dynamics of the pandemic response toward greater need for differentiated vaccines with the gradual transition from an acute pandemic to an endemic SARS-CoV2 environment.

Current clinical studies with CVnCoV, including a Phase 1 study in Germany, a Phase 2a study in Peru and Panama, a Phase 2b/3 (HERALD) study in Europe and Latin America, and a Phase 3 study in participants with comorbidities in Belgium, continue with the scheduled safety follow-up times for all trial participants as per the respective trial protocols.

As a direct consequence of CureVac’s notification of the European Commission (EC) of the withdrawal of the application with the EMA for CVnCoV, the EC Advanced Purchase Agreement, which was predicated on employing CVnCoV to address the acute pandemic need, was automatically terminated. CureVac remains in contact with the European Commission and is supportive of its public health efforts.

CureVac remains committed to the long-term fight against COVID-19 and aims to leverage CVnCoV learnings and infrastructure to be at the forefront of delivering advanced second-generation vaccines together with GSK. These are expected to provide more flexible protection against emerging COVID-19 variants and to offer new mRNA approaches to other infectious disease vaccines such as flu, as well as potential combination vaccines against different viruses. Second-generation clinical development is expected to start within the next few months.

As the Group is currently devoting significant resources to the development of COVID vaccines, such development may impair the ability to timely progress other product candidates in clinical trials or into clinical trials from their current preclinical stage. In addition, enrollment in other programs may be delayed as a result of the COVID-19 pandemic and could have a negative impact on revenue recognition related to non-COVID-19 collaborations. For instance, the Group’s flu program with Bill & Melinda Gates Foundation was delayed. The partial disruption, even temporary, may negatively impact the Company’s operations and overall business by delaying the progress of its clinical trials and preclinical studies. The Group’s operations, including research and manufacturing, could also be disrupted due to the potential of the impact of staff absences as a result of self-isolation procedures or extended illness. However, the Group has taken a series of actions aimed at safeguarding its employees and business associates, including implementing a work-from-home policy for employees except for those related to its laboratory and production operations. The Group has been running COVID PCR (polymerase chain reaction) tests on a weekly basis for employees on the premises.